SUMMARY PROSPECTUS February 28, 2019

AB FlexFeeTM High Yield Portfolio

Ticker: Advisor Class–HIYYX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated February 28, 2019, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, reports to shareholders and other information about the Fund, go to www.abfunds.com/go/prospectus, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

PRO-0171-FFHY-0219

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221-5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221-5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek to maximize total return consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor Class
Management Fees(a)	.20%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:
Transfer Agent	.09%
Other Expenses	2.06%

Total Other Expenses	2.15%
Acquired Fund Fees and Expenses	.01%

Total Annual Fund Operating Expenses	2.36%

Fee Waiver and/or Expense Reimbursement(b)	(2.06)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.30%

(a)

The management fee paid to the Adviser consists of a base fee at an annualized rate of 0.40% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annualized rate of 0.20% based upon the Fund’s performance relative to the Markit iBoxx USD Liquid High Yield Index, resulting in a minimum total fee of 0.20% and a maximum total fee of 0.60%. The management fee shown above is based on the fee accrued as of October 31, 2018; the actual management fee to be paid by the Fund will depend on the performance of the Fund from the inception of this performance-based management fee on February 26, 2018 through December 31, 2019.

(b)

The Adviser has contractually agreed to waive fees and/or to bear expenses of the Fund until February 29, 2020 to the extent necessary to prevent Total Other Expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.10% of average daily net assets (“expense limitation”). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s Total Other Expenses to exceed the expense limitation. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses.”

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Advisor Class
After 1 Year	$31

After 3 Years	$538

After 5 Years	$1,072

After 10 Years	$2,537

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL STRATEGIES

At least 80% of the Fund’s net assets will under normal circumstances be invested in fixed-income securities rated Ba1 or lower by Moody’s Investors Service or BB+ or lower by S&P Global Ratings or Fitch Ratings (commonly known as “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund may also invest in equity securities.

In selecting securities for purchase or sale by the Fund, the Adviser attempts to take advantage of inefficiencies that it believes exist in the global debt markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser combines quantitative analysis with fundamental credit and economic research in seeking to exploit these inefficiencies.

The Fund will most often invest in securities of U.S. issuers, but may also purchase fixed-income securities of foreign issuers, including securities denominated in foreign currencies and securities of emerging market issuers. The Adviser may or may not hedge any foreign currency exposure through the use of currency-related derivatives.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund may, for example, use credit default and interest rate swaps to gain exposure to the fixed-income markets or particular fixed-income securities and, as noted above, may use currency-related derivatives. The Adviser may use derivatives to effectively leverage the Fund by creating aggregate market exposure substantially in excess of the Fund’s net assets.

PRINCIPAL RISKS

•

Market Risk: The value of the Fund’s assets will fluctuate as the bond or stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

•

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

•

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

•

Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility, due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

•

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

•

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives may also be subject to counterparty risk to a greater degree than more traditional investments.

•

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

•

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade or dispose of due to adverse market, economic, political, regulatory or other factors.

•

Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

•

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in fixed-income securities denominated in foreign currencies or reduce the Fund’s returns.

•

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years illiquid investments risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

•

Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—Mutual Funds”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance information prior to July 26, 2016 shown below reflects the historical performance of the AB High-Yield Portfolio, a series of The AB Pooling Portfolios (the “Accounting Survivor”), adjusted to reflect the expense ratio of Advisor Class shares of the Fund as of July 26, 2016. Upon completion of a reorganization of the Accounting Survivor into the Fund on July 26, 2016, the Fund assumed the performance and financial history of the Accounting Survivor. At the time of the reorganization, the Accounting Survivor and the Fund had substantially similar investment objectives and strategies.

Effective February 26, 2018, the Fund implemented a performance-based, or fulcrum, advisory fee. Accordingly, performance information shown below for periods prior to such date does not reflect performance fee adjustments and would have been different if the Fund had been managed under the performance (fulcrum) fee arrangement.

Bar Chart

The annual returns in the bar chart are for the Fund’s Advisor Class shares, which reflect the performance of the Accounting Survivor’s shares prior to July 26, 2016, adjusted to reflect the expense ratio of Advisor Class shares of the Fund.

During the period shown in the bar chart, the Fund’s:

Best Quarter was up 22.40%, 2nd quarter, 2009; and Worst Quarter was down -7.13%, 3rd quarter, 2011.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2018)

		1 Year	5 Years	10 Years
Advisor Class*	Return Before Taxes	-2.41%	3.40%	11.37%

	Return After Taxes on Distributions**	-4.63%	0.51%	8.10%

	Return After Taxes on Distributions and Sale of Fund Shares**	-1.39%	1.28%	7.73%
Markit iBoxx USD Liquid High Yield Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	3.22%	9.33%

*

Performance information for periods prior to the reorganization reflects the performance of the shares of the Accounting Survivor, adjusted to reflect the expense ratio of the Advisor Class shares of the Fund.

**	After-tax Returns:

–

Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Gershon M. Distenfeld	Since 2014	Senior Vice President of the Adviser

Jacqueline Pincus	Since February 2019	Vice President of the Adviser

William Smith	Since 2018	Vice President of the Adviser

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

	Initial	Subsequent
Advisor Class shares (only available to fee-based programs or through other limited arrangements and certain commission-based brokerage arrangements)	None	None

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone ((800) 221-5672).

TAX INFORMATION

The Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PRO-0171-FFHY-0219

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